NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.2%
-------------------------------------------------------------------------
     $  500        Carbon County, PA, IDA, (Panther Creek
                   Partners), (AMT), 6.65%, 5/1/10           $    532,470
        650        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                 658,079
        800        Pennsylvania EDA, (Resource
                   Recovery-Northampton), (AMT),
                   6.75%, 1/1/07                                  828,736
      1,400        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10      1,461,908
-------------------------------------------------------------------------
                                                             $  3,481,193
-------------------------------------------------------------------------
Education -- 1.7%
-------------------------------------------------------------------------
     $  200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                             $    205,574
        850        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                        915,475
      1,700        University of Illinois, 0.00%, 4/1/15          999,923
      1,000        University of Illinois, 0.00%, 4/1/16          554,150
-------------------------------------------------------------------------
                                                             $  2,675,122
-------------------------------------------------------------------------
Electric Utilities -- 11.5%
-------------------------------------------------------------------------
     $  900        Brazos River Authority, TX, (Reliant
                   Energy, Inc.), 5.20%, 12/1/18             $    887,544
      1,000        Hillsborough County, FL, IDA, Pollution
                   Control Revenue, (Tampa Electric Co.),
                   5.10%, 10/1/13                               1,075,010
      1,000        Illinois Development Finance Authority
                   PCR, (AMT), 5.00%, 6/1/28                    1,059,190
      1,000        New Hampshire Business Finance Authority
                   Pollution Control, (Central Maine Power
                   Co.), 5.375%, 5/1/14                         1,072,220
      3,000        North Carolina Eastern Municipal Power
                   Agency, Power System, 5.75%, 12/1/16         3,102,660
      1,000        North Carolina Municipal Power Agency,
                   (Catawba), 6.375%, 1/1/13                    1,127,050
      2,350        Ohio Air Quality Development Authority,
                   Pollution Control Facilities,
                   6.00%, 12/1/13                               2,452,084
      1,455        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), 3.40%, 10/1/30                    1,460,820
      1,250        Sam Rayburn, TX, Municipal Power Agency,
                   Power Supply System, 6.00%, 10/1/16          1,342,863
      1,000        San Antonio, TX, Electric and Natural
                   Gas, 4.50%, 2/1/21                             993,160
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Electric Utilities (continued)
-------------------------------------------------------------------------
     $3,500        Wake County, NC, Industrial Facilities
                   and Pollution Control Financing
                   Authority, (Carolina Power and Light
                   Co.), 5.375%, 2/1/17                      $  3,750,075
-------------------------------------------------------------------------
                                                             $ 18,322,676
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.4%
-------------------------------------------------------------------------
     $  300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13    $    315,909
        140        Connecticut HEFA, (Sacred Heart
                   University), Prerefunded to 7/1/04,
                   6.00%, 7/1/08                                  164,070
        650        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                        696,735
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11(1)                            1,677,195
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                               1,320,912
        480        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), Prerefunded to 9/1/06,
                   10.75%, 9/1/26                                 637,757
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17          4,068,820
        780        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11           943,433
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20          3,308,250
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facilities, (AMBAC),
                   Escrowed to Maturity, 5.00%, 7/1/20          1,076,480
      1,500        Metropolitan Transportation Authority,
                   NY, Prerefunded to 7/1/15,
                   5.50%, 7/1/17                                1,780,005
      1,000        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (FGIC),
                   Prerefunded to 10/1/15, 4.50%, 4/1/18        1,084,670
        500        Metropolitan Transportation Authority,
                   NY, Transit Facilities, (MBIA), Escrowed
                   to Maturity, 5.00%, 7/1/17                     550,930
      1,195        North Carolina Eastern Municipal Power
                   Agency, Escrowed to Maturity,
                   4.00%, 1/1/18                                1,194,259
        545        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12        581,640
        905        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                    1,010,098
      2,000        Tampa Bay Water Utility System, (FGIC),
                   Prerefunded to 10/1/11, 5.75%, 10/1/29       2,397,060
-------------------------------------------------------------------------
                                                             $ 22,808,223
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
General Obligations -- 7.3%
-------------------------------------------------------------------------
     $  495        Detroit, MI, 6.40%, 4/1/05                $    550,544
      1,000        Edcouch Elsa, TX, Independent School
                   District, (PSF), 4.75%, 8/15/22              1,006,320
        500        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                  530,350
      1,650        McAllen, TX, Independent School
                   District, (PSF), 4.50%, 2/15/18              1,667,589
        265        New Fairfield, CT, 4.90%, 8/1/13               298,589
      1,850        New York City, NY, 5.50%, 6/1/12             2,094,570
     $1,500        New York City, NY, 5.625%, 12/1/13           1,702,110
      1,250        New York City, NY, 5.75%, 8/1/16             1,403,113
      2,000        New York City, NY, 5.875%, 8/15/13           2,267,840
-------------------------------------------------------------------------
                                                             $ 11,521,025
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.7%
-------------------------------------------------------------------------
     $2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                $  1,973,980
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      148,527
        558        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36                  584,767
-------------------------------------------------------------------------
                                                             $  2,707,274
-------------------------------------------------------------------------
Hospital -- 6.9%
-------------------------------------------------------------------------
     $  550        Colorado Health Facilities Authority,
                   (Parkview Medical Center), 5.75%, 9/1/09  $    598,235
        500        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                 517,260
      1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                               1,722,848
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                  128,295
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                 751,868
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.00%, 10/1/05                                 104,644
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.10%, 10/1/06                                 105,595
        225        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.20%, 10/1/07                                 238,678
        855        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                                 897,408
      1,000        Michigan Hospital Finance Authority,
                   (Memorial Healthcare Center),
                   5.875%, 11/15/21                               977,370
        400        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                    393,508
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
     $1,000        Oklahoma Development Finance Authority,
                   (Hillcrest Healthcare), 5.625%, 8/15/19   $    794,550
      2,000        Orange County, FL, Health Facilities
                   Authority, (Adventist Health System),
                   5.25%, 11/15/18                              2,081,520
        465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                        455,802
      1,000        Sullivan County, TN, Health Educational
                   and Housing Facility Board, (Wellmont
                   Health System), 6.75%, 9/1/15                1,132,800
-------------------------------------------------------------------------
                                                             $ 10,900,381
-------------------------------------------------------------------------
Housing -- 1.2%
-------------------------------------------------------------------------
     $  600        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                             $    613,362
        705        Sandaval County, NM, Multifamily ,
                   6.00%, 5/1/32                                  717,211
        385        Texas Student Housing Corp., (University
                   of Northern Texas), 6.75%, 7/1/16              386,351
        210        Texas Student Housing Corp., (University
                   of Northern Texas), 9.375%, 7/1/06             209,683
-------------------------------------------------------------------------
                                                             $  1,926,607
-------------------------------------------------------------------------
Industrial Development Revenue -- 6.7%
-------------------------------------------------------------------------
     $  460        Austin, TX, (Cargoport Development LLC),
                   (AMT), 7.50%, 10/1/07                     $    470,148
        440        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                          472,956
        500        Cartersville, GA, Development Authority
                   Waste and Wastewater Facility,
                   (Anheuser-Busch), (AMT), 5.10%, 2/1/12         548,395
      1,185        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                  1,187,086
        800        Dickinson County, MI, Economic
                   Development Corp., (International Paper
                   Co.), 5.75%, 6/1/16                            823,112
        250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                                  250,900
      1,500        Houston, TX, Industrial Development
                   Corp., (AMT), 6.375%, 1/1/23                 1,492,050
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                         853,398
        500        Jones County, MS, (International Paper),
                   5.80%, 10/1/21                                 500,425
      1,000        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Los Angeles
                   International Terminal Four),
                   7.125%, 12/1/24                                747,460

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
     $1,000        Michigan Job Development Authority,
                   (General Motors Corp.), PCR,
                   5.55%, 4/1/09                             $  1,001,100
        875        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12(2)                       114,394
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                 534,070
      1,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/19                          607,380
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                  932,100
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                 12,313
         21        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                 11,995
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                 53,194
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                                449
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                                176
-------------------------------------------------------------------------
                                                             $ 10,613,101
-------------------------------------------------------------------------
Insured-Education -- 0.2%
-------------------------------------------------------------------------
     $  500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                             $    262,230
-------------------------------------------------------------------------
                                                             $    262,230
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.0%
-------------------------------------------------------------------------
     $  750        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT), 5.35%, 12/1/16  $    828,840
        500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/11                                  577,900
        500        Muscatine, IA, Electric, (AMBAC),
                   5.50%, 1/1/12                                  581,220
      1,000        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                       1,166,520
-------------------------------------------------------------------------
                                                             $  3,154,480
-------------------------------------------------------------------------
Insured-General Obligations -- 3.6%
-------------------------------------------------------------------------
     $  250        Brighton, MI, School District, (AMBAC),
                   0.00%, 5/1/20                             $    108,933
        150        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                 160,811
      1,000        Hillsborough Township, NJ, School
                   District, (FSA), 5.375%, 10/1/18             1,156,860
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
     $1,470        Parchment, MI, School District, (MBIA),
                   5.00%, 5/1/25                             $  1,581,117
      1,400        Springfield, OH, City School District,
                   (FGIC), 5.00%, 12/1/17                       1,529,668
      2,000        St. Louis, MO, Board of Education,
                   (FSA), 0.00%, 4/1/16                         1,124,520
-------------------------------------------------------------------------
                                                             $  5,661,909
-------------------------------------------------------------------------
Insured-Hospital -- 2.2%
-------------------------------------------------------------------------
     $  375        Akron, Bath and Copley, OH, Township,
                   Hospital District, (Childrens Hospital
                   Center), (FSA), 5.25%, 11/15/15           $    419,396
      1,180        Akron, Bath and Copley, OH, Township,
                   Hospital District, (Childrens Hospital
                   Center), (FSA), 5.25%, 11/15/16              1,311,004
      2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                       1,818,380
-------------------------------------------------------------------------
                                                             $  3,548,780
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.3%
-------------------------------------------------------------------------
     $  415        Connecticut Airport, (Bradley
                   International Airport), Signature
                   Flight, (FGIC), 7.40%, 10/1/04            $    441,685
      2,000        Forsyth, MT, PCR, (Avista Corp.),
                   (AMBAC), 5.00%, 10/1/32                      2,208,340
        500        Monroe County, MI, (Detroit Edison),
                   (AMBAC), (AMT), 6.35%, 12/1/04                 546,695
        400        Piedmont, SC, Municipal Power Agency,
                   (MBIA), 5.00%, 1/1/15                          421,132
-------------------------------------------------------------------------
                                                             $  3,617,852
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.6%
-------------------------------------------------------------------------
     $1,000        Laredo, TX, Certificates of Obligation,
                   (MBIA), 4.50%, 2/15/17                    $  1,015,940
-------------------------------------------------------------------------
                                                             $  1,015,940
-------------------------------------------------------------------------
Insured-Miscellaneous -- 0.7%
-------------------------------------------------------------------------
     $1,000        Missouri Development Finance Board
                   Cultural Facility, (Nelson Gallery
                   Foundation), (MBIA), 5.25%, 12/1/14       $  1,128,250
-------------------------------------------------------------------------
                                                             $  1,128,250
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
-------------------------------------------------------------------------
     $1,000        Reno, NV, Capital Improvements, (FGIC),
                   5.625%, 6/1/14                            $  1,159,200
-------------------------------------------------------------------------
                                                             $  1,159,200
-------------------------------------------------------------------------
Insured-Transportation -- 12.1%
-------------------------------------------------------------------------
     $2,295        Chicago, IL, O'Hare International
                   Airport, (MBIA), (AMT), 5.75%, 1/1/17     $  2,564,318
      1,000        Denver, CO, City and County Airport,
                   (FSA), (AMT), 5.00%, 11/15/11                1,102,710
      1,000        Houston, TX, Airport System, (FGIC),
                   (AMT), 5.50%, 7/1/12                         1,131,100
      2,000        Kenton County, KY, Airport,
                   (Cincinnati/Northern Kentucky), (MBIA),
                   (AMT), 5.625%, 3/1/13                        2,283,960
      1,000        Miami-Dade County, FL, Aviation, (Miami
                   International Airport), (FGIC), (AMT),
                   5.50%, 10/1/13                               1,145,300
      1,430        Minneapolis and St. Paul, MN,
                   Metropolitan Airports Commission
                   Airport, (FGIC), (AMT), 6.00%, 1/1/11        1,658,800
      2,000        Minneapolis and St. Paul, MN,
                   Metropolitan Airport Commission, (FGIC),
                   (AMT), 5.25%, 1/1/11                         2,234,440
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                               1,165,320
      1,000        Port Seattle, WA, (MBIA), (AMT),
                   6.00%, 2/1/11                                1,164,800
      2,305        San Francisco, CA, City and County
                   International Airport Commission,
                   (FGIC), 5.00%, 5/1/19                        2,471,214
      2,000        Wayne Charter County, MI, Airport,
                   (Detroit Metropolitan), (FGIC), (AMT),
                   5.50%, 12/1/15                               2,228,180
-------------------------------------------------------------------------
                                                             $ 19,150,142
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.3%
-------------------------------------------------------------------------
     $2,000        Honolulu, HI, Wastewater System, (FGIC),
                   0.00%, 7/1/11                             $  1,453,500
        630        Kannapolis, NC, Water & Sewer, (FSA),
                   4.50%, 2/1/12                                  666,137
-------------------------------------------------------------------------
                                                             $  2,119,637
-------------------------------------------------------------------------
Nursing Home -- 2.1%
-------------------------------------------------------------------------
     $  500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $    500,300
        900        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                           938,034
        170        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                    171,100
        915        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                 922,375
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Nursing Home (continued)
-------------------------------------------------------------------------
     $  305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                             $    297,576
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 484,095
-------------------------------------------------------------------------
                                                             $  3,313,480
-------------------------------------------------------------------------
Other Revenue -- 4.9%
-------------------------------------------------------------------------
     $2,600        Badger Tobacco Asset Securitization
                   Corp., WI, 6.125%, 6/1/27                 $  2,603,484
        890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                                  943,729
      1,000        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33           1,015,200
      1,000        Mohegan Tribe, CT, Gaming Authority,
                   5.375%, 1/1/11                               1,066,790
      1,080        New York, United Nations Development
                   Corp., 5.00%, 7/1/06                         1,082,214
        500        Saint Louis, MO, IDA, (Saint Louis
                   Convention Center), (AMT),
                   7.20%, 12/15/28                                502,935
        630        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                                  628,261
-------------------------------------------------------------------------
                                                             $  7,842,613
-------------------------------------------------------------------------
Pooled Loans -- 2.7%
-------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $  2,070,145
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10             1,088,440
      1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                         1,058,170
-------------------------------------------------------------------------
                                                             $  4,216,755
-------------------------------------------------------------------------
Senior Living / Life Care -- 2.7%
-------------------------------------------------------------------------
     $  780        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $    741,772
      1,105        Arizona Health Facilities Authority,
                   (Care Institute, Inc.-Mesa),
                   7.625%, 1/1/06(3)                              869,933
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                                297,375
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                                461,600
        245        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                  229,658
        360        Mesquite, TX, Health Facilities
                   Development, (Christian Care Centers),
                   7.00%, 2/15/10                                 372,056

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Senior Living / Life Care (continued)
-------------------------------------------------------------------------
     $  395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06    $    413,857
        625        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07              520,519
        495        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                  434,867
-------------------------------------------------------------------------
                                                             $  4,341,637
-------------------------------------------------------------------------
Special Tax Revenue -- 3.0%
-------------------------------------------------------------------------
     $  500        Cottonwood, CO, Water and Sanitation
                   District, 7.75%, 12/1/20                  $    540,090
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21         755,400
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25          259,735
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                 503,795
        370        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                        343,064
      1,000        New York City, NY, Transitional Finance
                   Authority, 4.75%, 11/15/23                   1,009,180
      1,000        New York Local Government Assistance
                   Corp., 5.25%, 4/1/16                         1,140,110
        210        Stoneybrook, FL, West Community
                   Development District , 6.45%, 5/1/10           214,460
-------------------------------------------------------------------------
                                                             $  4,765,834
-------------------------------------------------------------------------
Transportation -- 3.8%
-------------------------------------------------------------------------
     $  500        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                             $    497,315
      1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27             1,039,120
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       1,106,290
      1,300        Port Authority of New York and New
                   Jersey, (AMT), 5.50%, 7/15/12                1,428,921
        750        Triborough Bridge and Tunnel Authority,
                   NY, 5.00%, 1/1/20                              827,453
      1,000        Triborough Bridge and Tunnel Authority,
                   NY, 5.75%, 1/1/12                            1,197,900
-------------------------------------------------------------------------
                                                             $  6,096,999
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 0.3%
-------------------------------------------------------------------------
     $  500        Michigan Municipal Bond Authority,
                   (Drinking Water), 5.25%, 10/1/19          $    547,870
-------------------------------------------------------------------------
                                                             $    547,870
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $149,201,283)                            $156,899,210
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $  1,978,785
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $158,877,995
-------------------------------------------------------------------------

 AMT-Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At September 30, 2002, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:


------------------------------------------------
New York                                    12.4%
------------------------------------------------
Others, representing less than 10%          86.4%
individually
------------------------------------------------

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 30.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.7% to 12.9% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Non-income producing security.
 (3)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $149,201,283)                          $156,899,210
Cash                                         1,002,557
Receivable for investments sold                502,305
Interest receivable                          2,517,025
Prepaid expenses                                   275
------------------------------------------------------
TOTAL ASSETS                              $160,921,372
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,978,307
Payable for daily variation margin on
   open financial
   futures contracts                            47,281
Accrued expenses                                17,789
------------------------------------------------------
TOTAL LIABILITIES                         $  2,043,377
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $158,877,995
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $151,624,164
Net unrealized appreciation (computed on
   the basis of
   identified cost)                          7,253,831
------------------------------------------------------
TOTAL                                     $158,877,995
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2002
Investment Income
-----------------------------------------------------
Interest                                  $ 3,684,409
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 3,684,409
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   309,393
Trustees' fees and expenses                     5,048
Custodian fee                                  40,926
Legal and accounting services                  13,061
Miscellaneous                                  10,367
-----------------------------------------------------
TOTAL EXPENSES                            $   378,795
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    10,541
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    10,541
-----------------------------------------------------

NET EXPENSES                              $   368,254
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 3,316,155
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   153,622
   Financial futures contracts             (1,240,694)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,087,072)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 8,171,169
   Financial futures contracts               (435,937)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 7,735,232
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 6,648,160
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 9,964,315
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       SEPTEMBER 30, 2002  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $        3,316,155  $    5,102,683
   Net realized loss                              (1,087,072)       (470,185)
   Net change in unrealized
      appreciation (depreciation)                  7,735,232      (1,310,609)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        9,964,315  $    3,321,889
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       62,674,667  $   50,056,964
   Withdrawals                                   (28,616,739)    (25,439,930)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $       34,057,928  $   24,617,034
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       44,022,243  $   27,938,923
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      114,855,752  $   86,916,829
----------------------------------------------------------------------------
AT END OF PERIOD                          $      158,877,995  $  114,855,752
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.57%(3)          0.57%        0.61%       0.65%       0.61%       0.60%
   Expenses after custodian
      fee reduction                        0.55%(3)          0.54%        0.60%       0.63%       0.60%       0.59%
   Net investment income                   4.94%(3)          5.18%        5.68%       5.49%       5.32%       5.53%
Portfolio Turnover                           17%               12%          13%         27%         26%         41%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                            7.64%             3.75%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $158,878          $114,856      $86,917     $89,937     $89,966     $93,127
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of the net investment income to average net assets from 5.16% to 5.18%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of current income exempt from regular federal income tax and (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statement -- The interim financial statements relating to
   September 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2002, the fee was equivalent to 0.46%(annualized) of the Portfolio's average net assets for such period and amounted to $309,393. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2002, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 2002.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $54,825,477 and $21,971,873 respectively, for the six months ended September 30, 2002.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $149,091,448
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,847,987
    Gross unrealized depreciation               (2,040,225)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,807,762
    ------------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   A summary of obligations under these financial instruments as of September 30, 2002, is as follows:

                                   FUTURES CONTRACTS
    -------------------------------------------------------------------------------
    EXPIRATION                                                       NET UNREALIZED
    DATE(S)      CONTRACTS                                 POSITION  DEPRECIATION
    -------------------------------------------------------------------------------
         12/02   89 U.S. Treasury Bond                        Short        (444,096)

   At September 30, 2002, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

INVESTMENT MANAGEMENT

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Robert B. MacIntosh
Vice President

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant